Derecognition And Offset Of Financial Instruments - Transferred Financial Assets That Do Not Meet The Condition Of Derecognition In Their Entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		₩ 1,969,075	₩ 414,069
Financial assets at FVTPL
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		214,577	248,009
Financial assets at FVTOCI
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		583,198	127,065
Securities at amortized cost
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		1,171,300	38,995
Bonds sold under repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities		₩ 1,898,744	₩ 749,976
Korean treasury and government bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Nature of financial assets transferred during period which do not qualify for derecognition		Korea Securities Finance Corporation	Korea Securities Finance Corporation
Book value of assets transferred		₩ 98,027	₩ 98,535
Assets transferred | Financial assets at fair value through profit or loss, category [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred	[1]	49,808	151,930
Assets transferred | Loans At Amortized Costs [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred	[1]	4,640,182	4,682,882
Related liabilities | Asset Backed Borrowings [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities	[1]	231,800	2,424,080
Related liabilities | Asset Backed Bonds [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities	[1]	₩ 1,209,364	₩ 978,274

[1]	The carrying amount is the amount before the allowance for bad debts.